UNITED STATES
      	     SECURITIES AND EXCHANGE COMMISSION
	     	          Washington, D.C.  20549

		   	   FORM 13F

	          	       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000

Check here if Amendment [    ];  Amendment Number:
This Amendment  (Check only one.):	[    ]   is a restatement.
					[    ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Minis & Co., Inc.
Address:	115 E. Bay Street
		Savannah, GA  31412

13F File Number:	28-1468

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Russell W. Carpenter
Title:	President
Phone:	912-233-4715
Signature, Place, and Date of Signing:

	Russell W. Carpenter	Savannah, Georgia	 July 20, 2000

Report Type  (Check only one.):

[ X ]		13F HOLDINGS REPORT

[     ] 		13F NOTICE

[     ]		13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp.                     COM              001957109     3168   100166 SH       SOLE                                     100166
AT&T Corp.-Liberty Media Group COM              001957208     2219    91500 SH       SOLE                                      91500
Agilent Technologies           COM              00846u101     1690    22910 SH       SOLE                                      22910
Allstate Corp.                 COM              020002101     2752   123676 SH       SOLE                                     123676
American Express Co.           COM              025816109     8956   171820 SH       SOLE                                     171820
American Home Products         COM              026609107     5177    88120 SH       SOLE                                      88120
American Intl. Group           COM              026874107      940     8000 SH       SOLE                                       8000
Amgen Corp.                    COM              031162100     7917   112695 SH       SOLE                                     112695
Amsouth Bancorporation         COM              032165102     1614   102484 SH       SOLE                                     102484
Avon Products                  COM              054303102     2759    62003 SH       SOLE                                      62003
BP Amoco PLC Spons ADR         COM              055622104     5110    90340 SH       SOLE                                      90340
Bank of America Corp.          COM              060505104     3913    91008 SH       SOLE                                      91008
Bell South Corp.               COM              079860102      702    16472 SH       SOLE                                      16472
Best Buy Co., Inc.             COM              086516101     2283    36100 SH       SOLE                                      36100
Boeing Company                 COM              097023105      209     4990 SH       SOLE                                       4990
Boston Scientific Corp.        COM              101137107     1696    77300 SH       SOLE                                      77300
Bristol Myers Squibb Co.       COM              110122108      971    16670 SH       SOLE                                      16670
CBRL Group                     COM                             220    15000 SH       SOLE                                      15000
CT Communications, Inc.        COM              126426402      256     9000 SH       SOLE                                       9000
CVS Corp.                      COM              126650100     2508    62692 SH       SOLE                                      62692
Catalina Marketing Corporation COM              148867104      612     6000 SH       SOLE                                       6000
Charming Shoppes, Inc.         COM              161133103      153    30000 SH       SOLE                                      30000
Chevron Corp.                  COM              166751107      203     2399 SH       SOLE                                       2399
Circuit City Stores            COM              172737108     3628   109325 SH       SOLE                                     109325
Coca Cola Co.                  COM              191216100     1297    22573 SH       SOLE                                      22573
Concord EFS, Inc.              COM              206197105      546    21000 SH       SOLE                                      21000
Conoco Class B                 COM              208251405      850    34608 SH       SOLE                                      34608
Costco Wholesale Corp.         COM              22160k105     3505   106200 SH       SOLE                                     106200
Cox Communications, Inc. Class COM              224044107     1793    39350 SH       SOLE                                      39350
Disney (Walt) Co.              COM              254687106     7689   198105 SH       SOLE                                     198105
Dow Chemical Co.               COM              260543103      305    10092 SH       SOLE                                      10092
Dow Jones & Co.                COM              260561105      418     5700 SH       SOLE                                       5700
DuPont                         COM              263534109      262     5982 SH       SOLE                                       5982
Embrex Inc.                    COM              290817105      138    10000 SH       SOLE                                      10000
Emerson Electric Co.           COM              291011104     2756    45648 SH       SOLE                                      45648
Enron Corp.                    COM              293561106      387     6000 SH       SOLE                                       6000
Exxon Mobil Corp.              COM              30231G102     9296   118415 SH       SOLE                                     118415
Finlay Enterprises, Inc.       COM              317884203      195    15000 SH       SOLE                                      15000
First Union Corp.              COM              337358105     1966    79226 SH       SOLE                                      79226
Firstar Corp                   COM              33763V109     2512   119267 SH       SOLE                                     119267
GTE Corp.                      COM              362320103      625    10045 SH       SOLE                                      10045
Gannett Co. Inc.               COM              364730101     7249   121202 SH       SOLE                                     121202
General Electric Co.           COM              369604103    18153   342514 SH       SOLE                                     342514
General Motors Corp Cl H       COM              370442832     3575    40741 SH       SOLE                                      40741
Goldman Sachs Group            COM              38141g104      308     3250 SH       SOLE                                       3250
H. J. Heinz Co.                COM              423074103      341     7800 SH       SOLE                                       7800
Hewlett - Packard              COM              428236103     7480    59900 SH       SOLE                                      59900
Home Depot Inc.                COM              437076102    12563   251577 SH       SOLE                                     251577
Horace Mann Educators Corp     COM              440327104      328    21875 SH       SOLE                                      21875
Int'l Business Machines Corp.  COM              459200101     8516    77727 SH       SOLE                                      77727
Intel Corp.                    COM              458140100    13883   103850 SH       SOLE                                     103850
International Speedway Corp. C COM              460335102     1245    30000 SH       SOLE                                      30000
Internet HOLDRs Trust          COM              46059w102     4092    37800 SH       SOLE                                      37800
Interpublic Group of Cos Inc.  COM              460690100      361     8398 SH       SOLE                                       8398
Intuit, Inc.                   COM              461202103      633    15300 SH       SOLE                                      15300
Jefferson - Pilot              COM              475070108     1305    23124 SH       SOLE                                      23124
Johnson & Johnson              COM              478160104    13054   128140 SH       SOLE                                     128140
Manor Care, Inc.               COM              564055101      133    19000 SH       SOLE                                      19000
McDonald's Corp.               COM              580135101     2367    71853 SH       SOLE                                      71853
Media General Inc Cl A         COM              584404107      486    10000 SH       SOLE                                      10000
Merck & Co. Inc.               COM              589331107    12076   157598 SH       SOLE                                     157598
Minnesota Mining & Mfg. Co.    COM              604059105      487     5900 SH       SOLE                                       5900
Morgan Stanley Dean Witter & C COM              617446448    13656   164033 SH       SOLE                                     164033
Motorola Inc.                  COM              620076109     3938   135500 SH       SOLE                                     135500
News Corp Pfd Class A          COM              652487802      449     9450 SH       SOLE                                       9450
Pepsico Inc.                   COM              713448108     1408    31680 SH       SOLE                                      31680
Pfizer, Inc.                   COM              717081103     6858   142878 SH       SOLE                                     142878
Pharmacia Corp.                COM                             834    16140 SH       SOLE                                      16140
Philip Morris Cos. Inc.        COM              718154107      239     9000 SH       SOLE                                       9000
Procter & Gamble               COM              742718109     2215    38688 SH       SOLE                                      38688
Rite Aid                       COM              767754104      120    18315 SH       SOLE                                      18315
Schering-Plough                COM              806605101     4280    84755 SH       SOLE                                      84755
Schlumberger Ltd.              COM              806857108     2065    27670 SH       SOLE                                      27670
TCI Satellite Entertainment    COM              872298104       87    10000 SH       SOLE                                      10000
Texaco Inc.                    COM              881694103     4828    90658 SH       SOLE                                      90658
Texas Instruments              COM              882508104     4513    65700 SH       SOLE                                      65700
Time Warner Inc.               COM              887315109     8857   116535 SH       SOLE                                     116535
Tyco International Ltd.        COM              902124106     6101   128775 SH       SOLE                                     128775
USG Corp.                      COM              903293405     1040    34225 SH       SOLE                                      34225
United Technologies Corp.      COM              913017109     3537    60078 SH       SOLE                                      60078
Wal-Mart Stores                COM              931142103      507     8800 SH       SOLE                                       8800
WorldCom Inc.                  COM              98157d106     5374   117137 SH       SOLE                                     117137
Young & Rubicam, Inc.          COM              987425105      286     5000 SH       SOLE                                       5000